Intangible assets - Summary of Intangible Assets and Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 807,192
Ending balance	971,345	R$ 807,192
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	546,665
Ending balance	700,165	546,665
Purchase contracts and brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,093
Ending balance	4,712	7,093
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	211,646
Ending balance	209,175	211,646
Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,788
Ending balance	57,293	41,788
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	982,470	831,670
Additions	33,067	5,025
Business combinations	168,103	150,698
Other	28,297	(3,201)
Translation adjustment	4,449	(1,722)
Ending balance	1,216,386	982,470
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	546,665	451,974
Additions	0	0
Business combinations	122,641	98,890
Other	27,479	(3,201)
Translation adjustment	3,380	(998)
Ending balance	700,165	546,665
Cost | Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	351,412	301,477
Additions	0	0
Business combinations	45,427	50,600
Other	1,958	0
Translation adjustment	232	(666)
Ending balance	399,029	351,412
Cost | Purchase contracts and brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,005	21,846
Additions	0	0
Business combinations	0	1,207
Other	0	0
Translation adjustment	837	(48)
Ending balance	23,842	23,005
Cost | Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	61,388	56,373
Additions	33,067	5,025
Business combinations	35	0
Other	(1,140)	0
Translation adjustment	0	(10)
Ending balance	93,350	61,388
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(175,277)	(107,349)
Amortization for the year	69,764	67,928
Ending balance	(245,041)	(175,277)
Accumulated amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization for the year	0	0
Ending balance	0	0
Accumulated amortization | Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(139,765)	(89,502)
Amortization for the year	50,089	50,263
Ending balance	(189,854)	(139,765)
Accumulated amortization | Purchase contracts and brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(15,912)	(6,929)
Amortization for the year	3,218	8,983
Ending balance	(19,130)	(15,912)
Accumulated amortization | Software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19,600)	(10,918)
Amortization for the year	16,457	8,682
Ending balance	R$ (36,057)	R$ (19,600)